CONCENTRATIONS (Details Textual)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Supplier One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			18.00%
Supplier Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		49.00%
Supplier Three [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	43.00%
Four Customers Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			11.00%
Four Customers Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			89.00%
Three Customers Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			14.00%
Three Customers Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	80.00%
Two Suppliers Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			73.00%
Three Suppliers Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	61.00%	67.00%
One Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	72.00%	75.00%	43.00%
Two Customers Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		15.00%
Two Customers Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		81.00%